Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	SFr 64.6	SFr 70.3
Additions	2.3	2.0
Depreciation	(5.2)	(4.9)
Intangible assets and goodwill at end of the period	61.7	67.4
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	101.2	96.9
Intangible assets and goodwill at end of the period	103.6	98.9
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(36.6)	(26.6)
Intangible assets and goodwill at end of the period	(41.9)	(31.5)
Patents, licenses and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	50.9	54.2
Additions	0.5	0.1
Depreciation	(2.3)	(2.2)
Intangible assets and goodwill at end of the period	49.0	52.1
Patents, licenses and other rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	70.4	69.2
Intangible assets and goodwill at end of the period	70.9	69.3
Patents, licenses and other rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(19.6)	(15.0)
Intangible assets and goodwill at end of the period	(21.9)	(17.2)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	11.9	14.4
Additions	1.8	1.9
Depreciation	(2.9)	(2.7)
Intangible assets and goodwill at end of the period	10.9	13.5
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	29.0	25.9
Intangible assets and goodwill at end of the period	30.9	27.8
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(17.1)	(11.6)
Intangible assets and goodwill at end of the period	(20.0)	(14.2)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Depreciation	0.0	0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0